Stock-Based Compensation - Schedule of Outstanding Stock Options (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares | shares	19,066
Outstanding options, weighted average remaining contractual life (years)	1 year 2 months 12 days
Outstanding options, weighted-average exercise price (in dollars per share)	$ 82.01
Exercisable options, number of shares | shares	19,066
Exercisable options, weighted-average exercise price (in dollars per share)	$ 82.01
$28.56 to $54.22
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range (in dollars per share)	28.56
Exercise price upper range (in dollars per share)	$ 54.22
Outstanding options, number of shares | shares	1,585
Outstanding options, weighted average remaining contractual life (years)	1 year 10 months 21 days
Outstanding options, weighted-average exercise price (in dollars per share)	$ 35.55
Exercisable options, number of shares | shares	1,585
Exercisable options, weighted-average exercise price (in dollars per share)	$ 35.55
$80.84 to $88.56
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range (in dollars per share)	88.56
Exercise price upper range (in dollars per share)	$ 89.23
Outstanding options, number of shares | shares	17,481
Outstanding options, weighted average remaining contractual life (years)	1 year 1 month 21 days
Outstanding options, weighted-average exercise price (in dollars per share)	$ 86.22
Exercisable options, number of shares | shares	17,481
Exercisable options, weighted-average exercise price (in dollars per share)	$ 86.22